Other employee benefits (Schedule of additional information about other employee benefit plans, balance by member group) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 129,616	$ 116,696	$ 93,528
Active members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	68,983	60,801
Inactive members [Member]
Other Employee Benefits [Line Items]
Closing defined benefit obligation	$ 60,633	$ 55,895